Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2016
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
Supplement [Text Block]	ck0001572661_SupplementTextBlock
Principal Exchange-Traded Funds
Supplement dated June 17, 2016
to the Statutory Prospectus dated November 1, 2015
(as supplemented on March 18, 2016)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Exchange-Traded Funds | Principal EDGE Active Income ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL EDGE ACTIVE INCOME ETF FUND
Risk [Heading]	rr_RiskHeading	Under Principal Risks, add the following risk in alphabetical order:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.